Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock, shares authorized	180,000,000	180,000,000
Common Stock, Shares, Outstanding	43,355,315	43,305,315	38,391,412